Consolidated statement of changes in equity - AUD ($) $ in Millions	Total equity attributable to owners of WBC Impact from a change in accounting policy	Total equity attributable to owners of WBC Restated opening balance	Total equity attributable to owners of WBC	Share capital Restated opening balance	Share capital	Reserves Restated opening balance	Reserves	Retained profits Impact from a change in accounting policy	Retained profits Restated opening balance	Retained profits	NCI Restated opening balance	NCI	Impact from a change in accounting policy	Restated opening balance	Total
Balance at Sep. 30, 2020	$ (40)	$ 67,983	$ 68,023	$ 39,946	$ 39,946	$ 1,544	$ 1,544	$ (40)	$ 26,493	$ 26,533	$ 51	$ 51	$ (40)	$ 68,034	$ 68,074
Net profit			3,443							3,443		2			3,445
Net other comprehensive income/(expense)			600				359			241		(3)			597
Total comprehensive income			4,043				359			3,684		(1)			4,042
Transactions in capacity as equity holders
Dividends on ordinary shares			(1,120)							(1,120)					(1,120)
Dividend reinvestment plan			401		401										401
Dividend reinvestment plan underwrite			719		719										719
Other equity movements
Share-based payment arrangements			59				59								59
Purchase of shares			(25)		(25)										(25)
Net acquisition of treasury shares			(40)		(40)										(40)
Other			(8)				(8)					(1)			(9)
Total contributions and distributions			(14)		1,055		51			(1,120)		(1)			(15)
Balance at Mar. 31, 2021			72,012		41,001		1,954			29,057		49			72,061
Net profit			2,015							2,015		3			2,018
Net other comprehensive income/(expense)			113				245			(132)		2			115
Total comprehensive income			2,128				245			1,883		5			2,133
Transactions in capacity as equity holders
Dividends on ordinary shares			(2,127)							(2,127)					(2,127)
Other equity movements
Share-based payment arrangements			27				27								27
Purchase of shares			(3)		(3)										(3)
Net acquisition of treasury shares			(3)		(3)										(3)
Other			1				1					3			4
Total contributions and distributions			(2,105)		(6)		28			(2,127)		3			(2,102)
Balance at Sep. 30, 2021			72,035		40,995		2,227			28,813		57			72,092
Net profit			3,280							3,280		4			3,284
Net other comprehensive income/(expense)			690				587			103		(1)			689
Total comprehensive income			3,970				587			3,383		3			3,973
Transactions in capacity as equity holders
Dividends on ordinary shares			(2,201)							(2,201)					(2,201)
Other equity movements
Off-market share buy-back			(3,502)		(1,901)					(1,601)					(3,502)
Share-based payment arrangements			60				60								60
Purchase of shares			(33)		(33)										(33)
Net acquisition of treasury shares			(45)		(45)										(45)
Other			(5)				27			(32)		(6)			(11)
Total contributions and distributions			(5,726)		(1,979)		87			(3,834)		(6)			(5,732)
Balance at Mar. 31, 2022			$ 70,279		$ 39,016		$ 2,901			$ 28,362		$ 54			$ 70,333